Annual Total Returns (Vanguard Short-Term Treasury Fund - Investor Shares Retail) (Vanguard Short-Term Treasury Fund, Vanguard Short-Term Treasury Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Annual Total Return
2014	0.71%
2013	(0.10%)
2012	0.69%
2011	2.26%
2010	2.64%
2009	1.44%
2008	6.68%
2007	7.89%
2006	3.77%
2005	1.77%